ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 106,015	$ 120,652	$ 136,837
Restricted cash, current	1,185	267,500	315,912
Short-term investments	108,805	63,461	72,878
Accounts receivable, net of credit losses	31,447	51,362	63,339
Prepayments and other current assets	109,047	112,091	39,678
Total current assets	407,431	713,349	700,741
Non-current assets:
Property and equipment, net	635,453	703,252	717,360
Deferred tax assets	4,944	3,919	3,728
Long-term investment	97,857	219,936	324,323
Restricted cash, non-current portion	3,159	9,713	7,773
Other non-current assets	28,985	29,831	9,158
Total non-current assets	801,492	1,001,940	1,098,032
Total assets	1,208,923	1,715,289	1,798,773
Current liabilities:
Short-term loans and current portion of long-term loans		283,049	236,000
Deferred revenue	49,763	52,643	54,122
Accrued expenses and other liabilities	66,858	73,815	74,399
Total current liabilities	354,403	560,792	481,177
Non-current liabilities:
Deferred tax liabilities	62,591	66,924	79,002
Other non-current liabilities	140,302	154,875	144,093
Total non-current liabilities	262,716	437,676	617,688
Total liabilities	617,119	998,468	1,098,865
PRC Domestic Entities
Current assets:
Cash and cash equivalents	9,808	16,319	31,590
Restricted cash, current	883	192,075	250,675
Short-term investments		3,404
Accounts receivable, net of credit losses	26,166	45,499	56,347
Prepayments and other current assets	40,191	42,879	23,407
Total current assets	77,048	300,176	362,019
Non-current assets:
Property and equipment, net	370,543	418,841	433,064
Deferred tax assets	1,150	1,246	1,228
Long-term investment	60,058	67,994	139,370
Restricted cash, non-current portion	1,436	1,568	1,533
Other non-current assets	30,529	34,598	35,000
Total non-current assets	463,716	524,247	610,195
Total assets	540,764	824,423	972,214
Current liabilities:
Short-term loans and current portion of long-term loans	39,149	87,080	60,962
Deferred revenue	14,246	16,171	18,298
Accrued expenses and other liabilities	21,701	28,925	26,245
Intercompany payable to the non PRC Domestic Entities	212,683	346,001	414,533
Total current liabilities	287,779	478,177	520,038
Non-current liabilities:
Long-term loans, less current portion	19,291	26,444	35,632
Deferred tax liabilities	48,348	52,813	51,606
Other non-current liabilities	52,242	60,457	64,649
Total non-current liabilities	119,881	139,714	151,887
Total liabilities	407,660	617,891	671,925
Net Assets	$ 133,104	$ 206,532	$ 300,289